UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08266

Exact name of registrant as specified in charter:	The India Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2018

	Shares	Value
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
INDIA - 96.8%
CONSUMER DISCRETIONARY - 6.8%
Bosch Ltd.(a)	80,195	$22,469,890
Hero MotoCorp Ltd.(a)	561,000	30,549,082

		53,018,972

CONSUMER STAPLES - 20.3%
Emami Ltd.(a)	523,000	8,639,666
Godrej Agrovet Ltd.(a)(b)(c)	976,080	9,626,988
Godrej Consumer Products Ltd.(a)	1,986,578	33,466,970
Hindustan Unilever Ltd.(a)	1,558,000	32,031,805
ITC Ltd.(a)	9,812,000	38,609,055
Jyothy Laboratories Ltd.(a)	2,277,470	13,924,057
Nestle India Ltd.(a)	187,300	23,633,951

		159,932,492

ENERGY - 1.3%
Aegis Logistics Ltd.(a)	2,500,000	10,038,451

FINANCIALS - 22.2%
Aditya Birla Capital Ltd.(a)(c)	2,660,274	5,999,741
Bandhan Bank Ltd.(b)(c)	309,328	2,229,077
HDFC Bank Ltd.(a)	850,000	24,812,512
Housing Development Finance Corp. Ltd.(a)	2,886,000	81,088,269
ICICI Bank Ltd.(a)	3,392,000	14,749,803
Kotak Mahindra Bank Ltd.(a)	2,370,000	38,439,447
Max Financial Services Ltd.(a)(c)	1,020,000	7,103,821

		174,422,670

HEALTH CARE - 11.2%
GlaxoSmithKline Pharmaceuticals Ltd.	187,107	6,024,447
Lupin Ltd.(a)	657,000	7,455,984
Piramal Enterprises Ltd.(a)	898,503	33,856,209
Sanofi India Ltd.(a)	169,170	13,589,060
Sun Pharmaceutical Industries Ltd.(a)	2,871,322	22,035,740
Syngene International Ltd.(a)(b)	550,000	5,069,779

		88,031,219

INDUSTRIALS - 5.7%
ABB India Ltd.(a)	499,224	9,926,173
Container Corp. of India Ltd.(a)	1,482,500	28,478,037
Thermax Ltd.(a)	370,687	6,426,604

		44,830,814

INFORMATION TECHNOLOGY - 13.1%
Infosys Ltd.(a)	1,272,427	22,426,485
Mphasis Ltd.(a)	1,831,372	23,494,552

See Notes to Portfolio of Investments.

The India Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2018

	Shares	Value
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
INDIA (continued)
INFORMATION TECHNOLOGY (continued)
Tata Consultancy Services Ltd.(a)	1,300,683	$56,999,736

		102,920,773

MATERIALS - 14.3%
Ambuja Cements Ltd.(a)	5,411,000	19,591,140
Asian Paints Ltd.(a)	1,603,880	27,646,816
Castrol (India) Ltd.(a)	2,600,000	8,219,860
Grasim Industries Ltd.(a)	1,325,230	21,355,410
Shree Cement Ltd.(a)	32,000	7,921,290
UltraTech Cement Ltd.(a)	457,000	27,851,315

		112,585,831

TELECOMMUNICATION SERVICES - 1.9%
Bharti Airtel Ltd.(a)	799,000	4,904,606
Bharti Infratel Ltd.(a)	2,000,161	10,362,739

		15,267,345

		761,048,567

UNITED STATES - 2.4%
INFORMATION TECHNOLOGY - 2.4%
Cognizant Technology Solutions Corp., Class A	235,000	18,917,500

Total Common Stocks (Cost $389,729,629)		779,966,067

SHORT-TERM INVESTMENT - 0.2%
UNITED STATES - 0.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.61%(d) (Cost $1,904,910)	1,904,910	1,904,910

Total Short-Term Investment		1,904,910

Total Investments (Cost $391,634,539) - 99.4%		781,870,977

Other Assets in Excess of Liabilities - 0.6%		4,577,752

Net Assets - 100.0%		$786,448,729

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Denotes a security issued under Regulation S or Rule 144A.

(c)	Non-income producing security.

(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of March 31, 2018.

See Notes to Portfolio of Investments.

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited)

March 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2018

available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	27,171,024	752,795,043	—	779,966,067
Short-Term Investment	1,904,910	—	—	1,904,910

	29,075,934	752,795,043	—	781,870,977

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each fiscal period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended March 31, 2018, securities issued by ABB India Ltd., Aegis Logistics Ltd., Ambuja Cements Ltd., Castrol (India) Ltd., Container Corp. of India Ltd., Godrej Agrovet Ltd., Hindustan Unilever Ltd., ITC Ltd., Sanofi India Ltd., Shree Cement Ltd., Sun Pharmaceutical Industries Ltd., Syngene International Ltd. and Thermax Ltd. at the values of $9,926,173, $10,038,451, $19,591,140, $8,219,860, $28,478,037, $9,626,988, $32,031,805, $38,609,055, $13,589,060, $7,921,290, $22,035,740, $5,069,779 and $6,426,604, respectively, transferred from Level 1 to Level 2 because a valuation factor was applied at March 31, 2018. A security issued by GlaxoSmithKline Pharmaceuticals Ltd. transferred from Level 2 to Level 1 at the value of $6,024,447 because the security was valued without the application of a valuation factor at March 31, 2018. For the period ended March 31, 2018, there were no significant changes to the fair valuation methodologies.

The India Fund, Inc.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The India Fund, Inc.;

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: May 30, 2018

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of The India Fund, Inc.

Date: May 30, 2018